Key Management Personnel Disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Information About Key Management Personnel Text Block Abstract
Schedule of total remuneration paid or payable to the directors and senior management
	Consolidated
	December 31, 2022 A$	December 31, 2021 A$	December 31, 2020 A$
Short-term employee benefits	1,235,709	1,929,914	1,586,604
Post-employment benefits	-	6,196	5,124
Total	1,235,709	1,936,110	1,591,728